Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
AMMC CLO 16 Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.22% (A), 04/14/2029 (B)	$ 131,517	$ 131,422
AMMC CLO XII Ltd.
Series 2013-12A, Class AR2,
3-Month LIBOR + 0.95%, 1.32% (A), 11/10/2030 (B)	700,000	695,700
Anchorage Capital CLO 6 Ltd.
Series 2015-6A, Class ARR,
3-Month LIBOR + 1.05%, 1.29% (A), 07/15/2030 (B)	100,000	99,588
Apidos CLO XXVII
Series 2017-27A, Class A1R,
3-Month LIBOR + 0.93%, 1.17% (A), 07/17/2030 (B)	250,000	248,552
Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL2, Class A,
1-Month LIBOR + 1.10%, 1.50% (A), 05/15/2036 (B)	200,000	197,665
Series 2022-FL1, Class A,
1-Month SOFR + 1.45%, 1.50% (A), 01/15/2037 (B)	200,000	198,953
Ares XL CLO Ltd.
Series 2016-40A, Class A1RR,
3-Month LIBOR + 0.87%, 1.11% (A), 01/15/2029 (B)	284,060	283,577
Barings CLO Ltd.
Series 2013-IA, Class AR,
3-Month LIBOR + 0.80%, 1.05% (A), 01/20/2028 (B)	76,380	76,269
Birch Grove CLO Ltd.
Series 19A, Class AR,
3-Month LIBOR + 1.13%, 1.96% (A), 06/15/2031 (B)	300,000	297,345
Carlyle Global Market Strategies CLO Ltd.
Series 2013-1A, Class A1RR,
3-Month LIBOR + 0.95%, 1.41% (A), 08/14/2030 (B)	250,000	248,464
Series 2015-4A, Class A1R,
3-Month LIBOR + 1.34%, 1.59% (A), 07/20/2032 (B)	200,000	198,845
CIFC Funding Ltd.
Series 2017-4A, Class A1R,
3-Month LIBOR + 0.95%, 1.21% (A), 10/24/2030 (B)	650,000	645,774
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 1.12% (A), 07/25/2035	24,102	24,386

	Principal	Value
ASSET-BACKED SECURITIES (continued)
FORT CRE Issuer LLC
Series 2022-FL3, Class A,
1-Month SOFR + 1.85%, 1.93% (A), 12/17/2026 (B)	$ 300,000	$ 299,785
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.52% (A), 06/25/2035	174,187	171,344
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.54% (A), 10/25/2035	200,000	195,985
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.72% (A), 06/25/2037	137,246	136,702
KKR CLO 9 Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 1.19% (A), 07/15/2030 (B)	250,000	248,363
LCM XV LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 1.25% (A), 07/20/2030 (B)	250,000	248,539
LCM XXV Ltd.
Series 25A, Class AR,
3-Month SOFR + 1.10%, 1.38% (A), 07/20/2030 (B)	300,000	299,286
LFT CRE Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.17%, 1.57% (A), 06/15/2039 (B)	200,000	197,811
LoanCore Issuer Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.53% (A), 05/15/2036 (B)	89,626	89,014
Series 2022-CRE7, Class A,
1-Month SOFR + 1.55%, 1.60% (A), 01/17/2037 (B)	300,000	300,019
Man GLG Euro CLO
Series 6A, Class AR,
3-Month EURIBOR + 0.81%, 0.81% (A), 10/15/2032 (B)	EUR 300,000	331,393
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 1.28% (A), 10/25/2034	$ 113,401	111,898
Merrill Lynch Mortgage Investors Trust
Series 2004-WMC5, Class M1,
1-Month LIBOR + 0.93%, 1.39% (A), 07/25/2035	88,287	87,064
MidOcean Credit CLO II
Series 2013-2A, Class ARR,
3-Month LIBOR + 1.03%, 0.00% (A), 01/29/2030 (B)	250,000	248,996
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 1.16% (A), 12/26/2031 (B)	14,275	14,153

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
OZLM XVI Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 1.49% (A), 05/16/2030 (B)	$ 200,000	$ 199,031
Palmer Square Loan Funding Ltd.
Series 2021-3A, Class A1,
3-Month LIBOR + 0.80%, 1.05% (A), 07/20/2029 (B)	175,348	174,798
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.41% (A), 11/25/2065 (B)	110,011	108,891
RAMP Trust
Series 2005-RS6, Class M4,
1-Month LIBOR + 0.98%, 1.43% (A), 06/25/2035	85,532	85,331
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.68% (A), 02/25/2037	98,109	93,722
Romark CLO Ltd.
Series 2017-1A, Class A1R,
3-Month LIBOR + 1.03%, 1.29% (A), 10/23/2030 (B)	250,000	248,150
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 1.13% (A), 11/25/2037	300,000	296,862
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.85% (A), 02/17/2032 (B)	194,978	195,094
Sound Point CLO IX Ltd.
Series 2015-2A, Class ARRR,
3-Month LIBOR + 1.21%, 1.46% (A), 07/20/2032 (B)	100,000	99,180
Sound Point CLO XVI Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.24% (A), 07/25/2030 (B)	250,000	248,421
Sound Point CLO XVII Ltd.
Series 2017-3A, Class A1R,
3-Month LIBOR + 0.98%, 1.23% (A), 10/20/2030 (B)	400,000	397,276
Soundview Home Loan Trust
Series 2007-NS1, Class A4,
1-Month LIBOR + 0.30%, 0.76% (A), 01/25/2037	300,000	284,588
Stratus CLO Ltd.
Series 2021-2A, Class A,
3-Month LIBOR + 0.90%, 0.99% (A), 12/28/2029 (B)	300,000	298,625
STWD Ltd.
Series 2022-FL3, Class A,
1-Month SOFR + 1.35%, 1.40% (A), 11/15/2038 (B)	300,000	298,726

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TCW CLO Ltd.
Series 2018-1A, Class A1R,
3-Month LIBOR + 0.97%, 1.23% (A), 04/25/2031 (B)	$ 100,000	$ 99,558
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.46% (A), 05/25/2058 (B)	67,634	67,634
TRTX Issuer Ltd.
Series 2022-FL5, Class A,
1-Month SOFR + 1.65%, 1.70% (A), 02/15/2039 (B)	300,000	300,125
Venture 38 CLO Ltd.
Series 2019-38A, Class A1R,
3-Month LIBOR + 1.16%, 1.46% (A), 07/30/2032 (B)	200,000	198,296
Venture XIV CLO Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.54% (A), 08/28/2029 (B)	491,464	489,182
Vibrant CLO VI Ltd.
Series 2017-6A, Class AR,
3-Month LIBOR + 0.95%, 1.88% (A), 06/20/2029 (B)	206,452	205,904
Vibrant CLO VII Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 1.29% (A), 09/15/2030 (B)	250,000	247,923
VMC Finance LLC
Series 2022-FL5, Class A,
1.95%, 02/18/2039 (B)	250,000	249,999

Total Asset-Backed Securities (Cost $11,260,254)		11,214,208

CORPORATE DEBT SECURITIES - 13.2%
Aerospace & Defense - 0.1%
Boeing Co.
3.60%, 05/01/2034	100,000	93,290
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	100,000	95,742
3.95%, 06/15/2023	100,000	98,682

		287,714

Airlines - 0.5%
Air Canada
3.88%, 08/15/2026 (B)	100,000	94,375
American Airlines Pass-Through Trust
3.00%, 04/15/2030	154,366	143,623
3.25%, 04/15/2030	77,166	69,171
3.50%, 08/15/2033	80,242	71,887
4.00%, 01/15/2027	45,541	42,293
British Airways Pass-Through Trust
3.80%, 03/20/2033 (B)	155,301	153,354
JetBlue Pass-Through Trust
4.00%, 05/15/2034	93,456	93,499
Southwest Airlines Co.
5.13%, 06/15/2027	200,000	214,118

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Airlines (continued)
Spirit Airlines Pass-Through Trust
4.10%, 10/01/2029	$ 65,981	$ 64,466
United Airlines Pass-Through Trust
2.88%, 04/07/2030	236,566	224,487
3.10%, 01/07/2030 - 04/07/2030	312,821	290,892
5.88%, 04/15/2029	87,507	90,020

		1,552,185

Automobiles - 0.1%
Nissan Motor Co. Ltd.
4.35%, 09/17/2027 (B)	200,000	197,385

Banks - 2.9%
AIB Group PLC
4.75%, 10/12/2023 (B)	200,000	203,551
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	1,440,000	1,427,849
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	300,000	305,753
BNP Paribas SA
Fixed until 02/25/2031 (C), 4.63% (A) (B) (D)	200,000	179,750
Citigroup, Inc.
Fixed until 02/18/2026 (C), 3.88% (A)	500,000	472,187
4.40%, 06/10/2025	750,000	772,416
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 200,000	247,316
3-Month LIBOR + 1.38%, 2.18% (A), 09/12/2026	$ 200,000	202,430
Fixed until 12/17/2030 (C), 4.60% (A)	200,000	178,500
JPMorgan Chase & Co.
Fixed until 06/01/2028, 2.07% (A), 06/01/2029	200,000	184,655
Fixed until 04/22/2031, 2.58% (A), 04/22/2032	600,000	549,771
Lloyds Banking Group PLC
4.38%, 03/22/2028	200,000	204,716
4.55%, 08/16/2028	600,000	619,864
Mizuho Financial Group, Inc.
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	200,000	182,169
2.56%, 09/13/2031	100,000	87,413
Natwest Group PLC
3.88%, 09/12/2023	300,000	303,233
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	300,000	312,381
NBK SPC Ltd.
Fixed until 09/15/2026, 1.63% (A), 09/15/2027 (B)	300,000	274,056
Nykredit Realkredit AS
1.50%, 10/01/2053 (E)	DKK 198,929	26,645
Santander Holdings USA, Inc.
3.45%, 06/02/2025	$ 400,000	397,570
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	200,000	180,977
Societe Generale SA
Fixed until 12/14/2025, 1.49% (A), 12/14/2026 (B)	200,000	181,055
Standard Chartered PLC
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	300,000	272,733

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Stichting AK Rabobank Certificaten
6.50%, 12/29/2049 (C) (E) (F)	EUR 210,100	$ 271,180
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 400,000	357,557
2.14%, 09/23/2030	200,000	175,267
Truist Financial Corp.
Fixed until 03/01/2030 (C), 5.10% (A)	400,000	405,600
UniCredit SpA
Fixed until 09/22/2025, 2.57% (A), 09/22/2026 (B)	350,000	323,777
Wells Fargo & Co.
Fixed until 06/17/2026, 3.20% (A), 06/17/2027	200,000	197,782

		9,498,153

Beverages - 0.0% (G)
Bacardi Ltd.
4.70%, 05/15/2028 (B)	100,000	104,203

Biotechnology - 0.1%
Amgen, Inc.
4.20%, 02/22/2052	200,000	206,725
4.40%, 05/01/2045	200,000	209,918

		416,643

Building Products - 0.2%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	300,000	285,555
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	200,000	200,226
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	200,000	184,000

		669,781

Capital Markets - 0.8%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	200,000	198,502
Brighthouse Holdings LLC
6.50% (F), 07/27/2037 (B) (C)	100,000	104,250
Charles Schwab Corp.
Fixed until 06/01/2026 (C), 4.00% (A)	100,000	95,750
Credit Suisse Group AG
Fixed until 06/05/2025, 2.19% (A), 06/05/2026 (B)	300,000	281,672
4.28%, 01/09/2028 (B)	300,000	300,079
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030 (E)	EUR 100,000	103,498
Fixed until 05/28/2031, 3.04% (A), 05/28/2032 (H)	$ 200,000	179,754
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	200,000	200,038
Goldman Sachs Group, Inc.
3-Month LIBOR + 1.75%, 2.03% (A), 10/28/2027	300,000	310,723
MSCI, Inc.
3.63%, 11/01/2031 (B)	100,000	94,125
Nomura Holdings, Inc.
2.33%, 01/22/2027	400,000	374,693
UBS Group AG
4.13%, 09/24/2025 (B)	400,000	407,982

		2,651,066

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals - 0.2%
Sasol Financing USA LLC
5.88%, 03/27/2024	$ 300,000	$ 303,990
Syngenta Finance NV
5.18%, 04/24/2028 (B)	200,000	206,855
Yara International ASA
3.15%, 06/04/2030 (B)	200,000	186,535

		697,380

Communications Equipment - 0.1%
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	175,782

Consumer Finance - 0.2%
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	200,000	201,690
Nissan Motor Acceptance Co. LLC
2.00%, 03/09/2026 (B)	100,000	91,607
OneMain Finance Corp.
8.88%, 06/01/2025	200,000	210,709

		504,006

Containers & Packaging - 0.1%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	200,000	184,335
Berry Global, Inc.
4.88%, 07/15/2026 (B)	200,000	202,544

		386,879

Diversified Financial Services - 0.8%
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	200,000	206,039
Brookfield Finance, Inc.
3.90%, 01/25/2028	700,000	704,105
DAE Funding LLC
1.55%, 08/01/2024 (B)	200,000	189,063
2.63%, 03/20/2025 (B)	200,000	189,760
Helios Leasing I LLC
1.56%, 09/28/2024	22,493	22,075
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	200,000	195,548
Mitsubishi HC Capital, Inc.
2.65%, 09/19/2022 (B)	300,000	300,488
National Rural Utilities Cooperative Finance Corp.
2.75%, 04/15/2032	200,000	189,038
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	200,000	198,000
Realkredit Danmark AS
1.50%, 10/01/2053 (E)	DKK 99,548	13,332
S&P Global, Inc.
4.75%, 08/01/2028 (B)	$ 200,000	215,242
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	100,000	97,000

		2,519,690

Diversified Telecommunication Services - 0.1%
Bell Telephone Co. of Canada / Bell Canada
4.30%, 07/29/2049	100,000	105,525
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	184,000

		289,525

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities - 1.5%
Alabama Power Co.
4.15%, 08/15/2044	$ 200,000	$ 203,241
Arizona Public Service Co.
2.65%, 09/15/2050	100,000	76,752
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	200,000	187,000
DTE Electric Co.
3.70%, 06/01/2046	600,000	595,967
Edison International
3.55%, 11/15/2024	100,000	100,403
Entergy Mississippi LLC
2.85%, 06/01/2028	700,000	673,535
Georgia Power Co.
4.30%, 03/15/2042	100,000	101,206
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	200,000	200,681
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	200,000	175,373
Niagara Mohawk Power Corp.
4.12%, 11/28/2042 (B)	100,000	95,896
Pacific Gas & Electric Co.
1.37%, 03/10/2023	100,000	98,194
3.45%, 07/01/2025	250,000	244,375
3.50%, 06/15/2025 (D) (I) (J)	110,000	107,557
3.75%, 07/01/2028 - 08/15/2042	450,000	402,575
Pennsylvania Electric Co.
3.60%, 06/01/2029 (B)	400,000	397,526
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	200,000	183,000
Southern California Edison Co.
3.90%, 03/15/2043	100,000	93,917
4.00%, 04/01/2047	300,000	288,105
4.65%, 10/01/2043	300,000	311,268
Southwestern Electric Power Co.
6.20%, 03/15/2040	400,000	493,827

		5,030,398

Electronic Equipment, Instruments & Components - 0.1%
Flex Ltd.
4.75%, 06/15/2025	100,000	103,292
4.88%, 06/15/2029	100,000	104,048

		207,340

Entertainment - 0.0% (G)
Activision Blizzard, Inc.
2.50%, 09/15/2050	100,000	82,103

Equity Real Estate Investment Trusts - 0.9%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	200,000	212,597
American Campus Communities Operating Partnership LP
2.85%, 02/01/2030	200,000	187,558
American Tower Corp.
2.10%, 06/15/2030	100,000	87,223
3.38%, 10/15/2026	400,000	395,170
4.00%, 06/01/2025	760,000	771,047
4.40%, 02/15/2026	400,000	411,063
Essex Portfolio LP
4.00%, 03/01/2029	300,000	309,370
National Retail Properties, Inc.
4.80%, 10/15/2048	300,000	322,638
Omega Healthcare Investors, Inc.
3.25%, 04/15/2033 (D)	100,000	87,225

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
STORE Capital Corp.
2.75%, 11/18/2030	$ 200,000	$ 181,000
UDR, Inc.
3.00%, 08/15/2031	100,000	94,913

		3,059,804

Gas Utilities - 0.1%
Southern California Gas Co.
2.55%, 02/01/2030	100,000	94,423
4.13%, 06/01/2048	300,000	308,647

		403,070

Health Care Providers & Services - 0.5%
Adventist Health System
2.43%, 09/01/2024	160,000	156,569
AHS Hospital Corp.
5.02%, 07/01/2045	200,000	233,609
CHRISTUS Health
4.34%, 07/01/2028	200,000	208,031
CVS Health Corp.
5.05%, 03/25/2048	300,000	340,443
Fresenius Medical Care US Finance III, Inc.
2.38%, 02/16/2031 (B) (D)	200,000	174,096
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	100,000	115,538
HCA, Inc.
0.00%, 06/15/2029	100,000	101,941
Northwell Healthcare, Inc.
3.98%, 11/01/2046	200,000	196,435

		1,526,662

Hotels, Restaurants & Leisure - 0.3%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	232,000	248,290
GLP Capital LP / GLP Financing II, Inc.
4.00%, 01/15/2030	100,000	97,061
5.38%, 04/15/2026	60,000	62,696
Marriott International, Inc.
2.85%, 04/15/2031	100,000	91,282
McDonald’s Corp.
3.80%, 04/01/2028	300,000	309,612
Sands China Ltd.
3.80%, 01/08/2026	300,000	283,875

		1,092,816

Insurance - 0.3%
Fairfax Financial Holdings Ltd.
3.38%, 03/03/2031	100,000	93,579
Fidelity National Financial, Inc.
3.40%, 06/15/2030	200,000	192,624
First American Financial Corp.
4.60%, 11/15/2024	10,000	10,249
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	100,000	92,534
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	100,000	103,747
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	500,000	463,125

		955,858

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	$ 100,000	$ 81,376
Tencent Holdings Ltd.
3.98%, 04/11/2029 (B)	100,000	99,739

		181,115

Internet & Direct Marketing Retail - 0.0% (G)
Alibaba Group Holding Ltd.
2.70%, 02/09/2041	200,000	152,369

IT Services - 0.1%
CGI, Inc.
2.30%, 09/14/2031 (B)	200,000	174,466

Life Sciences Tools & Services - 0.0% (G)
Illumina, Inc.
2.55%, 03/23/2031	100,000	90,903

Machinery - 0.1%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	400,000	407,657

Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	400,000	383,858
Charter Communications Operating LLC / Charter Communications Operating Capital
4.20%, 03/15/2028	300,000	303,421
4.80%, 03/01/2050	200,000	189,890
Comcast Corp.
2.94%, 11/01/2056 (B)	941,000	776,533
Discovery Communications LLC
4.00%, 09/15/2055	243,000	209,539

		1,863,241

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (C), 6.13% (A)	100,000	98,500
Public Service Co. of Colorado
1.88%, 06/15/2031	100,000	88,883
San Diego Gas & Electric Co.
1.70%, 10/01/2030	100,000	88,105

		275,488

Oil, Gas & Consumable Fuels - 0.8%
Boardwalk Pipelines LP
3.40%, 02/15/2031	200,000	189,173
Energy Transfer LP
4.75%, 01/15/2026	400,000	415,950
7.50%, 07/01/2038	50,000	61,661
Enterprise Products Operating LLC
3.20%, 02/15/2052	230,000	193,962
Kinder Morgan, Inc.
7.75%, 01/15/2032	100,000	128,928
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	200,000	200,766
Pertamina Persero PT
4.18%, 01/21/2050 (B)	200,000	184,389
Petronas Energy Canada Ltd.
2.11%, 03/23/2028 (B)	200,000	187,401
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	200,000	189,500

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	$ 600,000	$ 628,406
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	100,000	96,089
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	100,000	117,597
Williams Cos., Inc.
2.60%, 03/15/2031	100,000	91,961
Woodside Finance Ltd.
3.65%, 03/05/2025 (B)	10,000	10,037

		2,695,820

Pharmaceuticals - 0.2%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	600,000	622,961
Jazz Securities DAC
4.38%, 01/15/2029 (B)	200,000	194,020

		816,981

Professional Services - 0.1%
Block Financial LLC
3.88%, 08/15/2030	200,000	196,463

Road & Rail - 0.1%
Avolon Holdings Funding Ltd.
2.53%, 11/18/2027 (B)	79,000	69,902
2.88%, 02/15/2025 (B)	100,000	96,120
Park Aerospace Holdings Ltd.
5.50%, 02/15/2024 (B)	28,000	28,676
Union Pacific Corp.
4.10%, 09/15/2067	100,000	103,452

		298,150

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.
3.19%, 11/15/2036 (B)	100,000	87,707
4.30%, 11/15/2032	300,000	304,842
Marvell Technology, Inc.
4.20%, 06/22/2023	80,000	81,320

		473,869

Software - 0.6%
Citrix Systems, Inc.
1.25%, 03/01/2026	100,000	97,342
Fair Isaac Corp.
4.00%, 06/15/2028 (B)	100,000	96,812
Microsoft Corp.
2.92%, 03/17/2052	189,000	177,244
Oracle Corp.
1.65%, 03/25/2026 (H)	700,000	653,555
2.95%, 05/15/2025	760,000	751,976
VMware, Inc.
4.65%, 05/15/2027	200,000	209,432

		1,986,361

Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	216,000	284,084
Seagate HDD Cayman
4.13%, 01/15/2031	200,000	189,500

		473,584

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Tobacco - 0.1%
Imperial Brands Finance PLC
3.13%, 07/26/2024 (B)	$ 400,000	$ 396,610

Trading Companies & Distributors - 0.1%
BOC Aviation Ltd.
3.50%, 10/10/2024 (B)	200,000	199,772
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	200,000	198,000

		397,772

Transportation Infrastructure - 0.0% (G)
Sydney Airport Finance Co. Pty Ltd.
3.90%, 03/22/2023 (B)	100,000	101,223

Wireless Telecommunication Services - 0.1%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
5.15%, 09/20/2029 (B)	200,000	211,045

T-Mobile USA, Inc.
2.55%, 02/15/2031	100,000	90,693
2.63%, 04/15/2026	100,000	95,818

		397,556

Total Corporate Debt Securities (Cost $45,144,239)		43,688,071

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Canada - 0.1%
Province of Quebec
2.50%, 04/20/2026	600,000	594,811

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	200,000	181,002

Japan - 0.2%
Japan Finance Organization for Municipalities
2.13%, 10/25/2023 (B)	800,000	797,164

Peru - 0.1%
Peru Government International Bond
5.94%, 02/12/2029 (B)	PEN 600,000	158,039
5.94%, 02/12/2029 (E)	700,000	184,379
8.20%, 08/12/2026 (B)	400,000	117,363

		459,781

Qatar - 0.1%
Qatar Government International Bond
4.40%, 04/16/2050 (B)	$ 200,000	224,776

Romania - 0.1%
Romanian Government International Bond
2.75%, 04/14/2041 (B)	EUR 200,000	168,940

Saudi Arabia - 0.1%
Saudi Arabia Government International Bond
4.50%, 04/22/2060 (E)	$ 200,000	216,518

Total Foreign Government Obligations (Cost $2,869,923)		2,642,992

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS - 0.1%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC Term Loan,
4.61%, 10/15/2038 (K) (L)	$ 301,290	$ 277,675

IT Services - 0.0% (G)
Virtusa Corp.
1st Lien Term Loan B,
1-Month LIBOR + 3.75%, 4.50% (A), 02/11/2028	99,000	97,546

Total Loan Assignments (Cost $395,189)		375,221

MORTGAGE-BACKED SECURITIES - 1.8%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	61,902	60,963
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.45% (A), 04/15/2036 (B)	300,000	298,381
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.87% (A), 09/25/2035	84,896	62,251
BIG Commercial Mortgage Trust
Series 2022-BIG, Class A,
1-Month SOFR + 1.34%, 1.64% (A), 02/15/2039 (B)	200,000	198,496
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.56%, 1.02% (A), 05/25/2037	126,332	123,308
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	300,000	296,977
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-AR7, Class 2A1,
2.79% (A), 11/25/2034	29,415	30,793
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	600,000	597,215
DROP Mortgage Trust
Series 2021-FILE, Class A,
1-Month LIBOR + 1.15%, 1.55% (A), 04/15/2026 (B)	100,000	98,938
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 1.14% (A), 12/10/2044 (E)	GBP 9,416	12,327
Extended Stay America Trust
Series 2021-ESH, Class A,
1-Month LIBOR + 1.08%, 1.48% (A), 07/15/2038 (B)	$ 298,165	294,608
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
2.67% (A), 07/19/2035	22,353	18,259

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	$ 400,000	$ 397,468
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B)	242,622	240,681
MASTR Alternative Loan Trust
Series 2003-9, Class 4A1,
5.25%, 11/25/2033	71,455	71,281
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 1.14% (A), 04/25/2028	67,222	66,169
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	104,961	103,891
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	500,000	495,438
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.90% (A), 12/15/2048	620,075	3,097
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.98% (A), 05/25/2035	9,750	9,639
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	400,000	394,297
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	305,957	299,267
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	122,922	120,679
NYO Commercial Mortgage Trust
Series 2021-1290, Class A,
1-Month LIBOR + 1.10%, 1.49% (A), 11/15/2038 (B)	300,000	294,434
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
SONIA + 1.14%, 1.59%, 10/20/2051	GBP 367,966	484,175
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 108,146	106,233
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR4, Class A5,
2.87% (A), 04/25/2035	12,855	12,788
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.72% (A), 08/25/2046	214,240	205,965
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	500,000	491,185

Total Mortgage-Backed Securities (Cost $6,041,188)		5,889,203

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
California - 0.1%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	100,000	137,006

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	$ 100,000	$ 140,335
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	150,000	212,301

		489,642

New Jersey - 0.0% (G)
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	100,000	100,120

New York - 0.1%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	200,000	181,087

Pennsylvania - 0.1%
Commonwealth Financing Authority, Revenue Bonds,
Series A,
2.99%, 06/01/2042	200,000	181,139

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	200,000	213,669

Wisconsin - 0.0% (G)
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	100,000	97,112

Total Municipal Government Obligations (Cost $1,305,781)		1,262,769

U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.2%
Export-Import Bank of the US
1.58%, 11/16/2024	24,746	24,444
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	207,646	218,373
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	600,000	612,376
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.46% (A), 01/15/2038	214,250	212,682
1-Month LIBOR + 0.40%, 0.80% (A), 02/15/2041 - 09/15/2045	448,854	450,015
3.50%, 01/15/2048	696,079	712,991
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
1.87% (A), 01/15/2038	214,250	12,358
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.49% (A), 09/15/2043	243,099	39,521
Federal National Mortgage Association
3.50%, 06/01/2045	61,543	62,508
4.00%, 09/01/2050	1,882,894	1,925,082
4.50%, 03/01/2039 - 02/01/2041	96,239	102,432
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 1.01% (A), 02/25/2041	32,519	32,588

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	$ 119,997	$ 7,391
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.91% (A), 05/20/2066 - 06/20/2066	921,709	925,924
Uniform Mortgage-Backed Security
2.50%, TBA (M)	900,000	856,292
3.00%, TBA (M)	6,900,000	6,726,867
3.50%, TBA (M)	1,600,000	1,594,386
4.00%, TBA (M)	5,000,000	5,088,492
4.50%, TBA (M)	900,000	930,186

Total U.S. Government Agency Obligations (Cost $20,635,551)		20,534,908

U.S. GOVERNMENT OBLIGATIONS - 7.9%
U.S. Treasury - 7.9%
U.S. Treasury Bond
1.13%, 05/15/2040	680,000	536,377
1.38%, 11/15/2040 - 08/15/2050 (N)	8,780,000	7,154,740
1.75%, 08/15/2041	1,700,000	1,475,016
1.88%, 02/15/2041 - 11/15/2051	4,260,000	3,795,977
1.88%, 02/15/2051 (N)	200,000	174,844
2.00%, 11/15/2041	3,900,000	3,533,156
2.25%, 05/15/2041	600,000	567,305
2.88%, 11/15/2046 (N)	1,200,000	1,264,547
3.00%, 02/15/2048 - 08/15/2048 (N)	1,670,000	1,822,023
3.13%, 11/15/2041 - 05/15/2048 (N)	2,310,000	2,532,869
4.38%, 05/15/2041 (N)	1,900,000	2,417,230
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050 (D)	2,100,000	1,047,853

Total U.S. Government Obligations (Cost $29,532,311)		26,321,937

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 41.5%
U.S. Cash Management Bill
0.46% (O), 06/14/2022	15,700,000	15,687,091
0.49% (O), 06/28/2022 (P)	3,500,000	3,495,337
0.64% (O), 07/19/2022	3,300,000	3,293,256
0.66% (O), 07/19/2022	30,100,000	30,038,483
0.72% (O), 07/26/2022	6,900,000	6,883,770
U.S. Treasury Bill
0.15% (O), 05/10/2022	12,800,000	12,797,227
0.20% (O), 05/17/2022	300,000	299,912
0.28% (O), 05/31/2022	2,300,000	2,298,678
0.29% (O), 05/12/2022 (P)	1,800,000	1,799,590
0.39% (O), 06/09/2022 (P)	5,700,000	5,695,870
0.44% (O), 06/16/2022	15,600,000	15,586,374
0.45% (O), 05/19/2022 (P)	3,200,000	3,198,955
0.49% (O), 06/23/2022 (P) (Q)	2,900,000	2,896,863
0.61% (O), 06/30/2022	34,200,000	34,155,967

Total Short-Term U.S. Government Obligations (Cost $138,120,227)		138,127,373

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (O)	1,491,334	$ 1,491,334

Total Other Investment Company (Cost $1,491,334)		1,491,334

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 0.00% (O), dated 03/31/2022, to be repurchased at $5,327,136 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $5,433,696.	$ 5,327,136	5,327,136

Total Repurchase Agreement (Cost $5,327,136)		5,327,136

Total Investments Excluding Options Purchased (Cost $262,123,133)		256,875,152
Total Options Purchased - 1.9% (Cost $7,292,958)		6,421,285

Total Investments (Cost $269,416,091)		263,296,437
Net Other Assets (Liabilities) - 20.8%		69,068,467

Net Assets - 100.0%		$ 332,364,904

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,925.00	12/16/2022	USD	200,697,163	443	$7,292,958	$6,421,285

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - Markit iTraxx® Europe Series 36	MSC	Pay	4.00%	04/20/2022	EUR	100,000	$(486)	$(135)
Put - Markit iTraxx® Europe Series 36	CITI	Pay	0.85	05/18/2022	EUR	100,000	(138)	(112)
Put - North America High Yield Index - Series 37	DUB	Pay	101.00	04/20/2022	USD	400,000	(1,840)	(274)
Put - North America High Yield Index - Series 37	MSC	Pay	101.00	04/20/2022	USD	100,000	(410)	(69)
Put - North America High Yield Index - Series 37	MSC	Pay	104.00	04/20/2022	USD	100,000	(725)	(196)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.85	04/20/2022	USD	900,000	(990)	(164)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.85	05/18/2022	USD	400,000	(468)	(251)
Put - North America Investment Grade Index - Series 37	JPM	Pay	0.95	04/20/2022	USD	300,000	(383)	(37)
Put - North America Investment Grade Index - Series 37	DUB	Pay	1.10	06/15/2022	USD	300,000	(495)	(160)
Put - North America Investment Grade Index - Series 37	MSC	Pay	1.10	06/15/2022	USD	600,000	(1,242)	(321)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.90	04/20/2022	USD	1,100,000	(2,090)	(162)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.90	04/20/2022	USD	1,000,000	(1,670)	(147)
Put - North America Investment Grade Index - Series 37	MSC	Pay	0.95	04/20/2022	USD	300,000	(383)	(37)
Put - North America Investment Grade Index - Series 37	GSI	Pay	0.95	04/20/2022	USD	300,000	(330)	(37)
Put - North America Investment Grade Index - Series 37	DUB	Pay	0.95	04/20/2022	USD	300,000	(330)	(37)
Put - North America Investment Grade Index - Series 37	GSI	Pay	1.05	05/18/2022	USD	300,000	(474)	(89)

Total							$(12,454)	$(2,228)

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.71%	USD	100,000	$1,083	$1,018	$65
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.74	USD	300,000	3,270	3,673	(403)
Boeing Co., 2.60%, 07/30/2025	1.00	Quarterly	06/20/2023	0.82	USD	100,000	263	244	19
General Electric Co., 2.70%, 10/09/2022	1.00	Quarterly	12/20/2026	0.79	USD	100,000	966	1,266	(300)
Morgan Stanley, 3.75%, 02/25/2023	1.00	Quarterly	12/20/2022	0.38	USD	100,000	481	494	(13)
Verizon Communications, Inc., 4.13%, 03/16/2017	1.00	Quarterly	12/20/2026	0.79	USD	200,000	2,055	4,261	(2,206)

Total							$8,118	$10,956	$(2,838)

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 36	1.00%	Quarterly	12/20/2026	USD	400,000	$(32,944)	$(12,634)	$(20,310)
North America High Yield Index - Series 38	5.00	Quarterly	06/20/2027	USD	600,000	33,222	32,758	464
North America Investment Grade Index - Series 36	1.00	Quarterly	06/20/2026	USD	700,000	12,612	15,082	(2,470)
North America Investment Grade Index - Series 37	1.00	Quarterly	12/20/2026	USD	1,900,000	32,853	39,763	(6,910)
North American Investment Grade Index - Series 18	1.00	Quarterly	06/20/2027	USD	1,900,000	30,604	27,087	3,517

Total						$76,347	$102,056	$(25,709)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	200,000	$(7,043)	$1	$(7,044)
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	700,000	(24,390)	556	(24,946)
3-Month USD-LIBOR	Pay	1.00	Semi-Annually/ Quarterly	12/16/2030	USD	2,800,000	303,879	134,582	169,297
3-Month USD-LIBOR	Pay	1.44	Semi-Annually/ Quarterly	07/21/2031	USD	1,200,000	90,883	—	90,883
3-Month USD-LIBOR	Pay	1.45	Semi-Annually/ Quarterly	07/16/2031	USD	1,000,000	77,124	—	77,124
3-Month USD-LIBOR	Pay	1.47	Semi-Annually/ Quarterly	07/15/2031	USD	1,600,000	121,289	—	121,289
3-Month USD-LIBOR	Pay	1.49	Semi-Annually/ Quarterly	06/23/2031	USD	700,000	50,847	—	50,847
3-Month USD-LIBOR	Pay	2.00	Semi-Annually/ Quarterly	12/15/2051	USD	800,000	42,392	(25,625)	68,017
6-Month EUR-EURIBOR	Receive	0.25	Semi-Annually/ Annually	09/21/2032	EUR	1,300,000	(143,577)	(117,020)	(26,557)
12-Month USD-SOFR	Pay	1.75	Annually	12/15/2051	USD	900,000	42,969	(37,591)	80,560

Total							$554,373	$(45,097)	$599,470

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (S)	Notional Amount (T)	Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Colombia Government International Bond, 10.38%, 01/28/2033	CITI	1.00%	Quarterly	12/20/2026	1.77%	USD 100,000	$(3,308)	$(2,364)	$(944)
Colombia Government International Bond, 10.38%, 01/28/2033	MSC	1.00	Quarterly	06/20/2027	1.92	USD 100,000	(4,339)	(5,612)	1,273
Republic of South Africa Government International Bond, 5.88%, 09/16/2025	GSI	1.00	Quarterly	12/20/2026	1.94	USD 300,000	(12,309)	(13,573)	1,264

Total							$(19,956)	$(21,549)	$1,593

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	900,000	$5,004	$(35,533)	$40,537
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	599,137	3,575	(32,741)	36,316

Total							$8,579	$(68,274)	$76,853

Value
OTC Swap Agreements, at value (Assets)	$8,579
OTC Swap Agreements, at value (Liabilities)	$(19,956)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Note	6	06/30/2022	$1,288,787	$1,271,531	$—	$(17,256)
5-Year U.S. Treasury Note	42	06/30/2022	4,939,978	4,816,875	—	(123,103)
10-Year U.S. Treasury Note	107	06/21/2022	13,520,596	13,147,625	—	(372,971)
30-Year U.S. Treasury Bond	14	06/21/2022	2,164,114	2,100,875	—	(63,239)
E-Mini Russell 2000® Index	161	06/17/2022	15,890,431	16,634,520	744,089	—
Euro-BTP Italy Government Bond	11	06/08/2022	1,716,955	1,683,059	—	(33,896)
MSCI EAFE Index	462	06/17/2022	46,798,194	49,535,640	2,737,446	—
S&P 500® E-Mini Index	835	06/17/2022	181,682,850	189,158,813	7,475,963	—

Total					$10,957,498	$(610,465)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Ultra Note	(17)	06/21/2022	$(2,358,268)	$(2,302,969)	$55,299	$—
Euro OAT	(9)	06/08/2022	(1,549,337)	(1,508,471)	40,866	—
German Euro Bund	(22)	06/08/2022	(3,984,877)	(3,861,387)	123,490	—

Total					$219,655	$—

Total Futures Contracts					$11,177,153	$(610,465)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/04/2022	USD	58,402	EUR	53,000	$—	$(235)
BNP	04/04/2022	USD	954,555	GBP	712,000	19,270	—
BNP	07/01/2022	MXN	38,000	USD	1,817	62	—
BOA	04/04/2022	GBP	277,000	USD	360,858	3,010	—
BOA	04/04/2022	EUR	889,000	USD	991,741	—	(8,178)
BOA	05/03/2022	USD	992,604	EUR	889,000	8,145	—
BOA	09/06/2022	USD	518,377	PEN	2,002,388	—	(17,719)
CITI	04/04/2022	USD	1,989	BRL	10,394	—	(191)
CITI	04/04/2022	BRL	10,394	USD	2,194	—	(13)
CITI	04/21/2022	RUB	212,333	USD	2,769	—	(216)
CITI	05/23/2022	RUB	270,327	USD	3,449	—	(300)
DUB	04/01/2022	DKK	240,445	USD	35,402	358	—
DUB	04/21/2022	USD	2,457	RUB	285,452	—	(975)
DUB	04/21/2022	RUB	376,979	USD	4,865	—	(333)
DUB	05/23/2022	USD	1,592	RUB	186,742	—	(584)
DUB	05/23/2022	RUB	1,416,973	USD	18,329	—	(1,822)
DUB	07/01/2022	USD	35,402	DKK	239,543	—	(354)
GSB	04/04/2022	USD	2,194	BRL	10,394	13	—
GSB	04/04/2022	BRL	10,394	USD	2,098	83	—
GSB	04/21/2022	USD	4,985	RUB	635,588	—	(2,656)
GSB	04/21/2022	RUB	1,133,841	USD	14,814	—	(1,183)
GSB	05/03/2022	USD	2,081	BRL	10,394	—	(81)
GSB	05/23/2022	USD	15,491	RUB	1,905,393	—	(6,707)
GSB	05/23/2022	RUB	1,330,908	USD	17,241	—	(1,737)
HSBC	04/04/2022	USD	29,961	EUR	27,000	89	—
HSBC	04/04/2022	EUR	97,000	USD	106,866	452	—
HSBC	04/21/2022	RUB	308,130	USD	3,936	—	(232)
HSBC	05/03/2022	EUR	60,000	USD	66,655	—	(213)
JPM	04/21/2022	USD	12,313	RUB	1,441,852	—	(5,020)
JPM	05/23/2022	USD	7,749	RUB	926,006	—	(3,039)
MSC	04/01/2022	USD	119,201	DKK	756,088	6,754	—
MSC	04/01/2022	DKK	391,417	USD	57,743	469	—
MSC	07/01/2022	USD	69,723	DKK	469,949	—	(424)
SCB	04/04/2022	USD	1,018,926	EUR	906,000	16,555	—
SCB	04/21/2022	RUB	298,259	USD	3,908	—	(322)

Total						$55,260	$(52,534)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$11,214,208	$—	$11,214,208
Corporate Debt Securities	—	43,688,071	—	43,688,071
Foreign Government Obligations	—	2,642,992	—	2,642,992
Loan Assignments	—	97,546	277,675	375,221
Mortgage-Backed Securities	—	5,889,203	—	5,889,203
Municipal Government Obligations	—	1,262,769	—	1,262,769
U.S. Government Agency Obligations	—	20,534,908	—	20,534,908
U.S. Government Obligations	—	26,321,937	—	26,321,937
Short-Term U.S. Government Obligations	—	138,127,373	—	138,127,373
Other Investment Company	1,491,334	—	—	1,491,334
Repurchase Agreement	—	5,327,136	—	5,327,136
Exchange-Traded Options Purchased	6,421,285	—	—	6,421,285

Total Investments	$7,912,619	$255,106,143	$277,675	$263,296,437

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$117,409	$—	$117,409
Centrally Cleared Interest Rate Swap Agreements	—	729,383	—	729,383
Over-the-Counter Credit Default Swap Agreements	—	8,579	—	8,579
Futures Contracts (X)	11,177,153	—	—	11,177,153
Forward Foreign Currency Contracts (X)	—	55,260	—	55,260

Total Other Financial Instruments	$11,177,153	$910,631	$—	$12,087,784

LIABILITIES
Other Financial Instruments
Over-the-Counter Credit Default Swaptions Written	$—	$(2,228)	$—	$(2,228)
Centrally Cleared Credit Default Swap Agreements	—	(32,944)	—	(32,944)
Centrally Cleared Interest Rate Swap Agreements	—	(175,010)	—	(175,010)
Over-the-Counter Credit Default Swap Agreements	—	(19,956)	—	(19,956)
Futures Contracts (X)	(610,465)	—	—	(610,465)
Forward Foreign Currency Contracts (X)	—	(52,534)	—	(52,534)

Total Other Financial Instruments	$(610,465)	$(282,672)	$—	$(893,137)

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, the total value of 144A securities is $28,906,285, representing 8.7% of the Portfolio’s net assets.
(C)	Perpetual maturity. The date displayed is the next call date.
(D)	All or a portion of the securities are on loan. The total value of all securities on loan is $1,547,001, collateralized by cash collateral of $1,491,334 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $89,595. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2022, the total value of Regulation S securities is $827,879, representing 0.2% of the Portfolio’s net assets.
(F)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of March 31, 2022; the maturity dates disclosed are the ultimate maturity dates.
(G)	Percentage rounds to less than 0.1% or (0.1)%.
(H)	Restricted securities. At March 31, 2022, the value of such securities held by the Portfolio are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Corporate Debt Securities	Deutsche Bank AG 3.04%, 05/28/2032	06/3/2021	$199,708	$179,754	0.1%
Corporate Debt Securities	Oracle Corp. 1.65%, 03/25/2026	03/22/2021	699,664	653,555	0.2

Total			$899,372	$833,309	0.3%

(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At March 31, 2022, the value of this security is $107,557, representing less than 0.1% of the Portfolio’s net assets.
(J)	Non-income producing security.
(K)	Fixed rate loan commitment at March 31, 2022.
(L)	Security is Level 3 of the fair value hierarchy.
(M)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2022. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(N)	Securities are subject to sale-buyback transactions. The average amount of sale-buybacks outstanding during the period ended March 31, 2022 was $0 at a weighted average interest rate of 0.00%.
(O)	Rates disclosed reflect the yields at March 31, 2022.
(P)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $13,231,852.
(Q)	All or a portion of the security has been segregated by the custodian as collateral for open TBA commitment transactions. The value of the security is $261,717.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International
HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
MSC	Morgan Stanley & Co.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica PIMCO Tactical – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally value short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 17